LEASING - Summary of Lease Liability Maturity (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Total payments	SFr 1,659.4	SFr 1,667.1
Less: present value discount	(382.2)	(447.8)
Present value of lease payments	1,277.2	1,219.3
Current portion	181.4	164.1
Non-current portion	1,095.8	1,055.2
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Total payments	181.4	164.1
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Total payments	178.3	152.0
Between 2 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Total payments	151.6	148.8
Between 3 and 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Total payments	144.9	141.3
Between 4 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total payments	139.3	135.2
After 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total payments	SFr 863.9	SFr 925.7